Income Taxes - Schedule of Deferred Income Tax Attributes Resulting from Differences Between Financial Accounting and Income Tax Bases of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Deferred income tax assets
Net operating loss carryforward	$ 16,183
Allowance for doubtful accounts	1,030
Accrued expenses	1,852
IRC Sec 163(j) interest carryforward	29,839
Deferred share based compensation	398
Pension and workers compensation	1,087
Accrued compensation	1,875
Tax credits	1,082
IRC Sec 174 capitalized costs	1,250
Other	1,103
Gross deferred income tax assets	55,699
Deferred income tax liabilities
Property and equipment	(27,520)
Goodwill and other intangibles	(178,086)
Other
Total deferred income tax liabilities	(205,606)
Net deferred income taxes	$ (149,907)
Predecessor [Member]
Deferred income tax assets
Net operating loss carryforward		$ 11,926
Allowance for doubtful accounts		536
Accrued expenses		1,832
IRC Sec 163(j) interest carryforward		15,189
Deferred share based compensation		3,315
Pension and workers compensation		655
Accrued compensation		944
Tax credits		1,083
IRC Sec 174 capitalized costs		1,182
Other		643
Gross deferred income tax assets		37,305
Deferred income tax liabilities
Property and equipment		(10,967)
Goodwill and other intangibles		(58,457)
Other		(807)
Total deferred income tax liabilities		(70,231)
Net deferred income taxes		$ (32,926)